Lease obligations - Lease activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Lease Obligations [Roll Forward]
Lease liabilities, beginning balance	$ 718,505	$ 652,642
Additions, net of disposals	108,763	168,216
Interest expense	47,871	43,288
Lease payments	(154,727)	(145,100)
Effect of movements in exchange rates and other	1,822	(541)
Lease liabilities, ending balance	722,234	718,505
Less: current portion	(97,516)	(89,820)
Lease obligations - non current portion	$ 624,718	$ 628,685